INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,000	$ 101,281
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets	1,000
Foundation Sports Systems LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 100,281